                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number  811-21549
                                                     -----------

                          Energy Income and Growth Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code:  630-765-8000
                                                            --------------

                      Date of fiscal year end:  November 30
                                               --------------

                    Date of reporting period:  August 31, 2010
                                              -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM  1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS (a)
AUGUST 31, 2010 (UNAUDITED)

SHARES/
 UNITS                          DESCRIPTION                             VALUE
-------   -------------------------------------------------------   ------------
MASTER LIMITED PARTNERSHIPS -- 113.2%
          GAS UTILITIES -- 2.2%
 98,454   AmeriGas Partners, L.P. ...............................   $  4,197,094
 13,600   Suburban Propane Partners, L.P. .......................        672,112
                                                                    ------------
                                                                       4,869,206
                                                                    ------------
          OIL, GAS & CONSUMABLE FUELS -- 111.0%
 15,000   Alliance Resource Partners, L.P. ......................        811,050
110,000   Buckeye GP Holdings, L.P. (b)..........................      4,563,900
 65,210   Buckeye Partners, L.P..................................      3,981,723
 17,100   Chesapeake Midstream Partners, L.P. ...................        402,705
465,471   Clearwater Natural Resources, L.P. (c) (d) (e) (f).....              0
206,338   Duncan Energy Partners, L.P. (b).......................      5,723,816
155,050   El Paso Pipeline Partners, L.P. (b)....................      4,854,616
210,247   Enbridge Energy Partners, L.P. (b).....................     11,300,776
  7,582   Encore Energy Partners, L.P. (b).......................        141,101
174,640   Energy Transfer Equity, L.P. (b).......................      6,068,740
214,944   Energy Transfer Partners, L.P. (b).....................      9,820,791
233,823   Enterprise GP Holdings, L.P. (b).......................     11,307,680
606,768   Enterprise Products Partners, L.P. (b).................     22,432,213
 40,709   EV Energy Partner, L.P. (b)............................      1,368,637
204,974   Global Partners, L.P. (b)..............................      5,091,554
205,690   Holly Energy Partners, L.P. (b)........................     10,284,500
211,266   Inergy Holdings, L.P. .................................      5,784,463
205,771   Kinder Morgan Energy Partners, L.P. (b)................     13,788,715
569,512   Magellan Midstream Partners, L.P. (b)..................     27,598,552
222,678   Natural Resource Partners, L.P. (b)....................      5,700,557
255,546   NuStar Energy, L.P. (b)................................     14,563,567
234,990   NuStar GP Holdings, LLC (b)............................      6,962,754
205,470   ONEOK Partners, L.P. (b)...............................     14,136,336
 43,384   PAA Natural Gas Storage, L.P. .........................      1,035,576
313,500   Penn Virginia GP Holdings, L.P. .......................      6,138,330
125,632   Penn Virginia Resource Partners, L.P. (b)..............      2,815,413
287,983   Plains All American Pipeline, L.P. (b).................     17,290,499
 30,560   Spectra Energy Partners, L.P. .........................        984,643
127,524   Sunoco Logistics Partners, L.P. (b)....................      9,443,152
133,030   TC Pipelines, L.P. ....................................      5,780,154
188,500   Teekay LNG Partners, L.P. .............................      6,192,225
166,994   TransMontaigne Partners, L.P. (b)......................      5,818,071
 80,100   Williams Partners, L.P. (b)............................      3,373,011
 60,860   Williams Pipeline Partners, L.P. ......................      1,939,000
                                                                    ------------
                                                                     247,498,820
                                                                    ------------
          TOTAL MASTER LIMITED PARTNERSHIPS
             (Cost $145,588,855).................................    252,368,026
                                                                    ------------

                 See Notes to Quarterly Portfolio of Investments

ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS (a) -- (CONTINUED)
AUGUST 31, 2010 (UNAUDITED)

SHARES/
 UNITS                          DESCRIPTION                             VALUE
-------   -------------------------------------------------------   ------------
COMMON STOCKS -- 32.2%
          CAPITAL MARKETS -- 0.1%
 20,000   NGP Capital Resources Co. (b)..........................   $    161,800
                                                                    ------------
          ELECTRIC UTILITIES -- 0.5%
 42,700   Emera Inc. ............................................      1,049,130
                                                                    ------------
          GAS UTILITIES -- 8.5%
186,066   ONEOK, Inc. (g)........................................      7,984,092
397,830   UGI Corp. (g)..........................................     10,980,108
                                                                    ------------
                                                                      18,964,200
                                                                    ------------
          OIL, GAS & CONSUMABLE FUELS -- 23.1%
287,900   El Paso Corp. (g)......................................      3,279,181
 97,705   Enbridge Energy Management, LLC (b) (h)................      5,185,225
151,925   Enbridge, Inc. (g).....................................      7,558,269
227,033   Kinder Morgan Management, LLC (b) (h)..................     13,410,839
223,850   Spectra Energy Corp. (g)...............................      4,553,109
128,091   TransCanada Corp. (g)..................................      4,565,163
711,858   Williams Cos., Inc. (g)................................     12,905,986
                                                                    ------------
                                                                      51,457,772
                                                                    ------------
          TOTAL COMMON STOCKS
             (Cost $66,750,209)..................................     71,632,902
                                                                    ------------
CANADIAN INCOME TRUSTS -- 7.7%
          INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 2.7%
422,000   Northland Power Income Fund............................      5,920,308
                                                                    ------------
          OIL, GAS & CONSUMABLE FUELS -- 5.0%
 97,700   Enbridge Income Fund...................................      1,373,398
172,480   Keyera Facilities Income Fund..........................      4,753,774
279,000   Pembina Pipeline Income Fund...........................      5,128,146
                                                                    ------------
                                                                      11,255,318
                                                                    ------------
          TOTAL CANADIAN INCOME TRUSTS
             (Cost $14,030,912)..................................     17,175,626
                                                                    ------------
RIGHTS -- 0.0%
          OIL, GAS & CONSUMABLE FUELS -- 0.0%
     17   Clearwater Natural Resources, L.P. (c) (d) (e) (f).....              0
                                                                    ------------
          TOTAL RIGHTS
             (Cost $0)...........................................              0
                                                                    ------------
WARRANTS -- 0.0%
          OIL, GAS & CONSUMABLE FUELS -- 0.0%
 48,956   Abraxas Petroleum Corp., Expiration 05/25/12 (c) (d)
             (e).................................................         26,098
                                                                    ------------
          TOTAL WARRANTS
             (Cost $0)...........................................         26,098
                                                                    ------------
          TOTAL INVESTMENTS -- 153.1%
             (Cost $226,369,976) (i).............................    341,202,652
                                                                    ------------

                 See Notes to Quarterly Portfolio of Investments

ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS (a) -- (CONTINUED)
AUGUST 31, 2010 (UNAUDITED)

NUMBER OF
CONTRACTS                        DESCRIPTION                            VALUE
---------   -----------------------------------------------------   ------------
CALL OPTIONS WRITTEN -- (0.3%)
            El Paso Corp.
      736   @ 14 due January 10..................................   $    (18,400)
      750   @ 13 due September 10................................         (1,875)
      540   @ 13 due October 10..................................         (5,940)
      100   @ 14 due October 10..................................           (250)
      750   @ 12.5 due January 11................................        (45,000)
                                                                    ------------
                                                                         (71,465)
                                                                    ------------
            Enbridge, Inc.
      250   @ 50 due September 10................................        (26,250)
      220   @ 55 due October 10..................................         (3,850)
      549   @ 50 due January 11..................................       (146,858)
      500   @ 55 due January 11..................................        (43,750)
                                                                    ------------
                                                                        (220,708)
                                                                    ------------
            ONEOK, Inc.
      500   @ 47.5 due September 10..............................         (5,000)
      174   @ 47.5 due October 10................................         (4,785)
      500   @ 50 due October 10..................................         (5,000)
      685   @ 50 due January 11..................................        (51,375)
                                                                    ------------
                                                                         (66,160)
                                                                    ------------
            Spectra Energy Corp.
       12   @ 20 due September 10................................           (720)
      100   @ 22.5 due September 10..............................           (500)
    1,000   @ 22.5 due December 10...............................        (40,000)
      570   @ 25 due December 10.................................         (5,700)
                                                                    ------------
                                                                         (46,920)
                                                                    ------------
            TransCanada Corp.
    1,280   @ 40 due November 10.................................        (25,600)
                                                                    ------------
            UGI Corp.
      800   @ 25 due October 10..................................       (212,000)
    1,710   @ 30 due October 10..................................        (12,825)
    1,468   @ 30 due January 11..................................        (80,740)
                                                                    ------------
                                                                        (305,565)
                                                                    ------------
            Williams Cos., Inc.
      983   @ 25 due January 10..................................        (13,762)
      750   @ 24 due November 10.................................         (3,750)
    1,530   @ 26 due November 10.................................         (3,060)
                                                                    ------------
                                                                         (20,572)
                                                                    ------------
            TOTAL CALL OPTIONS WRITTEN...........................       (756,990)
                                                                    ------------
            (Premiums received $1,425,229)
            OUTSTANDING LOAN -- (36.5)%..........................    (81,300,000)
            NET OTHER ASSETS AND LIABILITIES -- (16.3%)..........    (36,258,925)
                                                                    ------------
            NET ASSETS -- 100.0%.................................   $222,886,737
                                                                    ============

----------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) All or a portion of this security is available to serve as collateral on the outstanding loan.

(c)  Non-income producing security.

(d) This security is fair valued in accordance with procedures adopted by the Fund's Board of Trustees.

                 See Notes to Quarterly Portfolio of Investments

ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS (a) -- (CONTINUED)
AUGUST 31, 2010 (UNAUDITED)

(e) This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration (see Note 1D - Restricted Securities in the Notes to Quarterly Portfolio of Investments).

(f)  This partnership has filed for protection in federal bankruptcy court.

(g) Call options were written on a portion of the Common Stock position and are fully covered by the common stock position.

(h)  Non-income producing security which pays regular in-kind distributions.

(i) Aggregate cost for federal income tax purposes is $211,407,424. As of August 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $136,589,703 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,794,475.

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                  ASSETS TABLE

                                                                  LEVEL 2        LEVEL 3
                                      TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                    VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                    8/31/2010       PRICES         INPUTS        INPUTS
                                  ------------   ------------   -----------   ------------
Master Limited Partnerships*...   $252,368,026   $252,368,026     $    --          $--
Common Stocks*.................     71,632,902     71,632,902          --           --
Canadian Income Trusts*........     17,175,626     17,175,626          --           --
Warrants*......................         26,098             --      26,098           --
                                  ------------   ------------     -------          ---
TOTAL INVESTMENTS..............   $341,202,652   $341,176,554     $26,098          $--
                                  ============   ============     =======          ===

                                LIABILITIES TABLE

                                                               LEVEL 2        LEVEL 3
                                   TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                 VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                 8/31/2010       PRICES         INPUTS        INPUTS
                               ------------   ------------   -----------   ------------
Call Options Written........     $(756,990)     $(756,990)       $--            $--
                                 =========      =========        ===            ===

*    See the Portfolio of Investments for industry breakout.

                 See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                          ENERGY INCOME AND GROWTH FUND
                           AUGUST 31, 2010 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of Energy Income and Growth Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued dividends and interest), less all liabilities (including accrued expenses, dividends declared but unpaid, deferred income taxes and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended (the
"1940 Act").

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

     - Level 1 -- Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

     - Level 2 -- Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

          -    Quoted prices for similar securities in active markets.

          - Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

          - Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

          - Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

     - Level 3 -- Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of August 31, 2010, is included with the Fund's Portfolio of Investments.

                          ENERGY INCOME AND GROWTH FUND
                           AUGUST 31, 2010 (UNAUDITED)

B. OPTION CONTRACTS:

COVERED OPTIONS. The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may enter into options written to hedge against changes in the value of equities. Also, by writing (selling) options, the Fund seeks to generate additional income, in the form of premiums received for writing (selling) the options. The Fund may write (sell) covered call or put options ("options") on all or a portion of the common stock of energy companies held in the Fund's portfolio as determined to be appropriate by Energy Income Partners, LLC (the "Sub-Advisor"). The number of options the Fund can write
(sell) is limited by the amount of common stock of energy companies the Fund holds in its portfolio. The Fund will not write (sell) "naked" or uncovered options. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or smaller.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.

The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

Over-the-counter ("OTC") options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Distributions received from the Fund's investments in MLPs generally are comprised of return of capital from the MLP to the extent of the cost basis of such MLP investments.

                          ENERGY INCOME AND GROWTH FUND
                           AUGUST 31, 2010 (UNAUDITED)

D. RESTRICTED SECURITIES:

The Fund may invest up to 35% of its Managed Assets, which is the gross asset value of the Fund minus accrued liabilities (excluding the principal amount of any borrowings), in restricted securities. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. The Fund holds the restricted securities at August 31, 2010 shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation Footnote (Note 1A) and are not expressed as a discount to the value of a comparable unrestricted security.

                                     ACQUISITION   SHARES/            CARRYING                 % OF
SECURITY                                 DATE       UNITS    PRICE      COST       VALUE    NET ASSETS
--------                             -----------   -------   -----   ----------   -------   ----------
Abraxas Petroleum Corp. - Warrants     05/25/07     48,956   $0.53   $       --   $26,098      0.01%
Clearwater Natural Resources, L.P.     08/01/05    465,471      --    8,601,560        --        --
Clearwater Natural Resources, L.P.
   - Rights                            08/01/05         17      --           --        --        --
                                                                     ----------   -------      ----
                                                                     $8,601,560   $26,098      0.01%
                                                                     ==========   =======      ====

                               2. OPTION ACTIVITY

Written option activity for the nine months ended August 31, 2010 was as follows:

                                                NUMBER
                                                   OF
WRITTEN OPTIONS                                CONTRACTS    PREMIUMS
---------------                                ---------   ----------
Options outstanding at November 30, 2009 ...      7,315    $  722,982
Options Written ............................     28,005     2,327,869
Options Expired ............................     (8,755)     (672,461)
Options Exercised ..........................     (9,568)     (903,282)
Options Closed .............................       (540)      (49,879)
                                                 ------    ----------
Options outstanding at August 31, 2010 .....     16,457    $1,425,229
                                                 ======    ==========

                               3. SUBSEQUENT EVENT

On October 12, 2010, First Trust announced that James A. Bowen, its President, acquired 100% of the voting stock of The Charger Corporation, the general partner of First Trust (the "Transaction"). First Trust is a limited partnership with one limited partner and one general partner (The Charger Corporation). The Transaction is not expected to impact the day-to-day operations of the Fund. The consummation of the Transaction is deemed to be an "assignment" (as defined in the 1940 Act) of the Fund's investment management agreement and investment sub-advisory agreement and resulted in the automatic termination of the agreements.

The Board of Trustees of the Fund has approved an interim investment management agreement with First Trust and an interim investment sub-advisory agreement, which were entered into effective upon the closing of the Transaction and will be in effect for a maximum period of 150 days. A new investment management agreement with First Trust and a new investment sub-advisory agreement have been approved by the Board of Trustees of the Fund and will be submitted to shareholders of the Fund as of the record date (September 30, 2010) for approval and will take effect upon such shareholder approval. A special shareholder meeting of the Fund to vote on a proposal to approve the new investment management and the new investment sub-advisory agreement is expected to be held on December 6, 2010.

ITEM  2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM  3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Energy Income and Growth Fund

By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date October 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date October 20, 2010

By (Signature and Title)* /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date October 20, 2010

* Print the name and title of each signing officer under his or her signature.